Subordinated indebtedness	9 Months Ended
Jul. 31, 2026
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Subordinated indebtedness
Note 7. Subordinated indebtedness
On April 21, 2026, we redeemed all $1.0 billion of our 1.96% Debentures due April 21, 2031. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, plus accrued and unpaid interest thereon. The debentures qualified as Tier 2 capital.